FT Vest Total Return Income Fund: Series A3

SCHEDULE OF INVESTMENTS

As of September 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 100.7%
	COMMUNICATIONS — 11.5%
2,342	Alphabet, Inc. - Class A1	$569,340
1,908	Alphabet, Inc. - Class C1	464,694
3,633	AT&T, Inc.[1]	102,596
26	Booking Holdings, Inc.[1]	140,381
1,531	Comcast Corp. - Class A1	48,104
874	Meta Platforms, Inc. - Class A1	641,848
172	Netflix, Inc.*,1	206,214
1,357	Uber Technologies, Inc.*,1	132,945
2,132	Verizon Communications, Inc.[1]	93,702
726	Walt Disney Co.[1]	83,127
		2,482,951
	CONSUMER DISCRETIONARY — 9.6%
3,975	Amazon.com, Inc.*,1	872,791
422	Home Depot, Inc.[1]	170,990
241	Lowe's Cos., Inc.[1]	60,566
558	McDonald's Corp.[1]	169,570
1,823	NIKE, Inc. - Class B1	127,118
882	Starbucks Corp.[1]	74,617
1,169	Tesla, Inc.*,1	519,878
479	TJX Cos., Inc.	69,235
		2,064,765
	CONSUMER STAPLES — 5.1%
933	Altria Group, Inc.[1]	61,634
2,134	Coca-Cola Co.[1]	141,527
410	Colgate-Palmolive Co.[1]	32,775
191	Costco Wholesale Corp.[1]	176,795
736	Mondelez International, Inc. - Class A1	45,978
755	PepsiCo, Inc.[1]	106,032
856	Philip Morris International, Inc.[1]	138,843
1,180	Procter & Gamble Co.[1]	181,307
198	Target Corp.[1]	17,761
1,867	Walmart, Inc.[1]	192,413
		1,095,065
	ENERGY — 2.9%
1,185	Chevron Corp.[1]	184,018
917	ConocoPhillips[1]	86,739
3,117	Exxon Mobil Corp.[1]	351,442
		622,199
	FINANCIALS — 13.4%
309	American Express Co.[1]	102,637

FT Vest Total Return Income Fund: Series A3

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
3,053	Bank of America Corp.[1]	$157,504
1,017	Berkshire Hathaway, Inc. - Class B*,1	511,287
81	BlackRock, Inc.[1]	94,435
830	Charles Schwab Corp.[1]	79,240
978	Chubb Ltd.[1,2]	276,041
865	Citigroup, Inc.[1]	87,798
174	Goldman Sachs Group, Inc.[1]	138,565
1,288	JPMorgan Chase & Co.[1]	406,274
454	Mastercard, Inc. - Class A1	258,240
1,518	MetLife, Inc.[1]	125,038
688	Morgan Stanley[1]	109,364
556	PayPal Holdings, Inc.*,1	37,285
714	U.S. Bancorp[1]	34,508
959	Visa, Inc. - Class A1	327,383
1,523	Wells Fargo & Co.[1]	127,658
		2,873,257
	HEALTH CARE — 8.9%
1,287	Abbott Laboratories[1]	172,381
824	AbbVie, Inc.[1]	190,789
251	Amgen, Inc.[1]	70,832
945	Bristol-Myers Squibb Co.[1]	42,619
933	CVS Health Corp.[1]	70,339
299	Danaher Corp.[1]	59,280
172	Elevance Health, Inc.[1]	55,577
367	Eli Lilly & Co.[1]	280,021
581	Gilead Sciences, Inc.[1]	64,491
265	Intuitive Surgical, Inc.*,1	118,516
1,122	Johnson & Johnson[1]	208,041
951	Medtronic PLC[1,2]	90,573
1,178	Merck & Co., Inc.[1]	98,869
2,640	Pfizer, Inc.[1]	67,267
178	Thermo Fisher Scientific, Inc.[1]	86,334
682	UnitedHealth Group, Inc.[1]	235,495
		1,911,424
	INDUSTRIALS — 8.2%
459	3M Co.[1]	71,228
630	Boeing Co.*,1	135,973
407	Caterpillar, Inc.[1]	194,200
214	Deere & Co.[1]	97,854
333	Eaton Corp. PLC[2]	124,625
481	Emerson Electric Co.[1]	63,097

FT Vest Total Return Income Fund: Series A3

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
145	FedEx Corp.[1]	$34,192
911	General Electric Co. DBA GE Aerospace[1]	274,047
548	Honeywell International, Inc.[1]	115,354
178	Lockheed Martin Corp.[1]	88,859
1,122	RTX Corp.[1]	187,744
391	Union Pacific Corp.[1]	92,421
471	United Parcel Service, Inc. - Class B1	39,343
1,095	Waste Management, Inc.[1]	241,809
		1,760,746
	MATERIALS — 1.9%
874	Linde PLC[1,2]	415,150

	REAL ESTATE — 1.6%
1,773	American Tower Corp., REIT[1]	340,983

	TECHNOLOGY — 35.4%
356	Accenture PLC[1,2]	87,790
251	Adobe, Inc.*,1	88,540
855	Advanced Micro Devices, Inc.*,1	138,330
5,733	Apple, Inc.[1]	1,459,794
435	Applied Materials, Inc.[1]	89,062
2,461	Broadcom, Inc.[1]	811,909
6,174	Cisco Systems, Inc.[1]	422,425
2,272	Intel Corp.[1]	76,226
527	International Business Machines Corp.[1]	148,698
160	Intuit, Inc.[1]	109,266
2,819	Microsoft Corp.[1]	1,460,101
9,302	NVIDIA Corp.[1]	1,735,567
917	Oracle Corp.[1]	257,897
1,170	Palantir Technologies, Inc. - Class A*	213,431
586	QUALCOMM, Inc.[1]	97,487
176	S&P Global, Inc.[1]	85,661
546	Salesforce, Inc.[1]	129,402
118	ServiceNow, Inc.*,1	108,593
481	Texas Instruments, Inc.[1]	88,374
		7,608,553
	UTILITIES — 2.2%
1,058	Duke Energy Corp.[1]	130,928
2,814	NextEra Energy, Inc.[1]	212,429
1,499	Southern Co.[1]	142,060
		485,417
	TOTAL COMMON STOCKS
	(Cost $20,510,848)	$21,660,510

FT Vest Total Return Income Fund: Series A3

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Contracts		Value
	PURCHASED OPTIONS CONTRACTS — 8.7%
	CALL OPTIONS — 5.0%
	S&P 500 Index
10	Exercise Price: $6,000.01, Notional Amount: $6,000,010, Expiration Date: October 8, 2026*	$1,078,012
	TOTAL CALL OPTIONS
	(Cost $680,018)	1,078,012

	PUT OPTIONS — 3.7%
	iShares Core S&P 500 Index ETF
12	Exercise Price: $581.50, Notional Amount: $697,800, Expiration Date: October 9, 2026*	20,911
	S&P 500 Index
10	Exercise Price: $5,000.01, Notional Amount: $5,000,010, Expiration Date: October 9, 2026*	85,080
39	Exercise Price: $5,815.03, Notional Amount: $22,678,617, Expiration Date: October 9, 2026*	678,087
	TOTAL PUT OPTIONS
	(Cost $1,819,655)	784,078
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $2,499,673)	1,862,090

Number of Shares
	SHORT-TERM INVESTMENTS — 1.8%
387,436	UMB Bank, Money Market Special II Deposit Investment, 3.94%[3]	387,436
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $387,436)	387,436
	TOTAL INVESTMENTS — 111.2%
	(Cost $23,397,957)	23,910,036
	Liabilities in Excess of Other Assets — (11.2)%	(2,405,639)
	TOTAL NET ASSETS — 100.0%	$21,504,397

FT Vest Total Return Income Fund: Series A3

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS — (10.3)%
	CALL OPTIONS — (9.4)%
	3M Co.
(1)	Exercise Price: $152.50, Notional Amount: $(15,250), Expiration Date: October 3, 2025*	$(380)
	Abbott Laboratories
(4)	Exercise Price: $134.00, Notional Amount: $(53,600), Expiration Date: October 3, 2025*	(428)
	AbbVie, Inc.
(2)	Exercise Price: $220.00, Notional Amount: $(44,000), Expiration Date: October 3, 2025*	(2,400)
	Accenture PLC
(1)	Exercise Price: $240.00, Notional Amount: $(24,000), Expiration Date: October 3, 2025*	(765)
	Adobe, Inc.
(1)	Exercise Price: $360.00, Notional Amount: $(36,000), Expiration Date: October 3, 2025*	(198)
	Advanced Micro Devices, Inc.
(2)	Exercise Price: $160.00, Notional Amount: $(32,000), Expiration Date: October 3, 2025*	(790)
	Alphabet, Inc. - Class A
(7)	Exercise Price: $247.50, Notional Amount: $(173,250), Expiration Date: October 3, 2025*	(941)
	Alphabet, Inc. - Class C
(6)	Exercise Price: $247.50, Notional Amount: $(148,500), Expiration Date: October 3, 2025*	(873)
	Altria Group, Inc.
(3)	Exercise Price: $66.00, Notional Amount: $(19,800), Expiration Date: October 3, 2025*	(162)
	Amazon.com, Inc.
(12)	Exercise Price: $220.00, Notional Amount: $(264,000), Expiration Date: October 3, 2025*	(2,904)
	American Express Co.
(1)	Exercise Price: $342.50, Notional Amount: $(34,250), Expiration Date: October 3, 2025*	(63)
	Amgen, Inc.
(1)	Exercise Price: $272.50, Notional Amount: $(27,250), Expiration Date: October 3, 2025*	(1,052)
	Apple, Inc.
(17)	Exercise Price: $255.00, Notional Amount: $(433,500), Expiration Date: October 3, 2025*	(3,485)
	Applied Materials, Inc.
(1)	Exercise Price: $205.00, Notional Amount: $(20,500), Expiration Date: October 3, 2025*	(295)
	AT&T, Inc.
(11)	Exercise Price: $28.50, Notional Amount: $(31,350), Expiration Date: October 3, 2025*	(121)

FT Vest Total Return Income Fund: Series A3

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Contracts		Value
	CALL OPTIONS (Continued)
	Bank of America Corp.
(9)	Exercise Price: $52.00, Notional Amount: $(46,800), Expiration Date: October 3, 2025*	$(279)
	Berkshire Hathaway, Inc. - Class B
(3)	Exercise Price: $500.00, Notional Amount: $(150,000), Expiration Date: October 3, 2025*	(1,327)
	Boeing Co.
(2)	Exercise Price: $222.50, Notional Amount: $(44,500), Expiration Date: October 3, 2025*	(140)
	Bristol-Myers Squibb Co.
(3)	Exercise Price: $44.00, Notional Amount: $(13,200), Expiration Date: October 3, 2025*	(400)
	Broadcom, Inc.
(7)	Exercise Price: $335.00, Notional Amount: $(234,500), Expiration Date: October 3, 2025*	(2,096)
	Caterpillar, Inc.
(1)	Exercise Price: $465.00, Notional Amount: $(46,500), Expiration Date: October 3, 2025*	(1,325)
	Charles Schwab Corp.
(2)	Exercise Price: $96.00, Notional Amount: $(19,200), Expiration Date: October 3, 2025*	(162)
	Chevron Corp.
(3)	Exercise Price: $160.00, Notional Amount: $(48,000), Expiration Date: October 3, 2025*	(50)
	Cisco Systems, Inc.
(18)	Exercise Price: $68.00, Notional Amount: $(122,400), Expiration Date: October 3, 2025*	(1,413)
	Citigroup, Inc.
(3)	Exercise Price: $104.00, Notional Amount: $(31,200), Expiration Date: October 3, 2025*	(96)
	Coca-Cola Co.
(6)	Exercise Price: $66.00, Notional Amount: $(39,600), Expiration Date: October 3, 2025*	(378)
	Colgate-Palmolive Co.
(1)	Exercise Price: $79.00, Notional Amount: $(7,900), Expiration Date: October 3, 2025*	(130)
	Comcast Corp. - Class A
(4)	Exercise Price: $31.50, Notional Amount: $(12,600), Expiration Date: October 3, 2025*	(68)
	ConocoPhillips
(3)	Exercise Price: $98.00, Notional Amount: $(29,400), Expiration Date: October 3, 2025*	(51)

FT Vest Total Return Income Fund: Series A3

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Contracts		Value
	CALL OPTIONS (Continued)
	Costco Wholesale Corp.
(1)	Exercise Price: $920.00, Notional Amount: $(92,000), Expiration Date: October 3, 2025*	$(1,085)
	CVS Health Corp.
(3)	Exercise Price: $76.00, Notional Amount: $(22,800), Expiration Date: October 3, 2025*	(398)
	Danaher Corp.
(1)	Exercise Price: $185.00, Notional Amount: $(18,500), Expiration Date: October 3, 2025*	(1,345)
	Deere & Co.
(1)	Exercise Price: $465.00, Notional Amount: $(46,500), Expiration Date: October 3, 2025*	(150)
	Eaton Corp. PLC
(1)	Exercise Price: $365.00, Notional Amount: $(36,500), Expiration Date: October 3, 2025*	(1,085)
	Eli Lilly & Co.
(1)	Exercise Price: $725.00, Notional Amount: $(72,500), Expiration Date: October 3, 2025*	(3,947)
	Emerson Electric Co.
(1)	Exercise Price: $129.00, Notional Amount: $(12,900), Expiration Date: October 3, 2025*	(278)
	Exxon Mobil Corp.
(9)	Exercise Price: $117.00, Notional Amount: $(105,300), Expiration Date: October 3, 2025*	(104)
	General Electric Co. DBA GE Aerospace
(3)	Exercise Price: $295.00, Notional Amount: $(88,500), Expiration Date: October 3, 2025*	(2,130)
	Gilead Sciences, Inc.
(2)	Exercise Price: $112.00, Notional Amount: $(22,400), Expiration Date: October 3, 2025*	(182)
	Goldman Sachs Group, Inc.
(1)	Exercise Price: $802.50, Notional Amount: $(80,250), Expiration Date: October 3, 2025*	(615)
	Home Depot, Inc.
(1)	Exercise Price: $410.00, Notional Amount: $(41,000), Expiration Date: October 3, 2025*	(136)
	Honeywell International, Inc.
(2)	Exercise Price: $207.50, Notional Amount: $(41,500), Expiration Date: October 3, 2025*	(790)
	Intel Corp.
(7)	Exercise Price: $35.50, Notional Amount: $(24,850), Expiration Date: October 3, 2025*	(228)
	International Business Machines Corp.
(2)	Exercise Price: $287.50, Notional Amount: $(57,500), Expiration Date: October 3, 2025*	(331)

FT Vest Total Return Income Fund: Series A3

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Contracts		Value
	CALL OPTIONS (Continued)
	Intuitive Surgical, Inc.
(1)	Exercise Price: $440.00, Notional Amount: $(44,000), Expiration Date: October 3, 2025*	$(985)
	Johnson & Johnson
(3)	Exercise Price: $180.00, Notional Amount: $(54,000), Expiration Date: October 3, 2025*	(1,710)
	JPMorgan Chase & Co.
(4)	Exercise Price: $317.50, Notional Amount: $(127,000), Expiration Date: October 3, 2025*	(716)
	Lockheed Martin Corp.
(1)	Exercise Price: $490.00, Notional Amount: $(49,000), Expiration Date: October 3, 2025*	(1,115)
	Lowe's Cos., Inc.
(1)	Exercise Price: $257.50, Notional Amount: $(25,750), Expiration Date: October 3, 2025*	(24)
	Mastercard, Inc. - Class A
(1)	Exercise Price: $565.00, Notional Amount: $(56,500), Expiration Date: October 3, 2025*	(740)
	McDonald's Corp.
(2)	Exercise Price: $305.00, Notional Amount: $(61,000), Expiration Date: October 3, 2025*	(318)
	Medtronic PLC
(3)	Exercise Price: $95.00, Notional Amount: $(28,500), Expiration Date: October 3, 2025*	(275)
	Merck & Co., Inc.
(3)	Exercise Price: $78.00, Notional Amount: $(23,400), Expiration Date: October 3, 2025*	(1,807)
	Meta Platforms, Inc. - Class A
(3)	Exercise Price: $740.00, Notional Amount: $(222,000), Expiration Date: October 3, 2025*	(1,785)
	Microsoft Corp.
(8)	Exercise Price: $512.50, Notional Amount: $(410,000), Expiration Date: October 3, 2025*	(6,180)
	Mondelez International, Inc. - Class A
(2)	Exercise Price: $64.00, Notional Amount: $(12,800), Expiration Date: October 3, 2025*	(25)
	Morgan Stanley
(2)	Exercise Price: $160.00, Notional Amount: $(32,000), Expiration Date: October 3, 2025*	(249)
	Netflix, Inc.
(1)	Exercise Price: $1,210.00, Notional Amount: $(121,000), Expiration Date: October 3, 2025*	(840)

FT Vest Total Return Income Fund: Series A3

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Contracts		Value
	CALL OPTIONS (Continued)
	NextEra Energy, Inc.
(8)	Exercise Price: $76.00, Notional Amount: $(60,800), Expiration Date: October 3, 2025*	$(444)
	NIKE, Inc. - Class B
(5)	Exercise Price: $69.00, Notional Amount: $(34,500), Expiration Date: October 3, 2025*	(1,762)
	NVIDIA Corp.
(27)	Exercise Price: $177.50, Notional Amount: $(479,250), Expiration Date: October 3, 2025*	(26,122)
	Oracle Corp.
(3)	Exercise Price: $282.50, Notional Amount: $(84,750), Expiration Date: October 3, 2025*	(1,365)
	Palantir Technologies, Inc. - Class A
(3)	Exercise Price: $177.50, Notional Amount: $(53,250), Expiration Date: October 3, 2025*	(2,017)
	PayPal Holdings, Inc.
(2)	Exercise Price: $68.00, Notional Amount: $(13,600), Expiration Date: October 3, 2025*	(112)
	PepsiCo, Inc.
(2)	Exercise Price: $140.00, Notional Amount: $(28,000), Expiration Date: October 3, 2025*	(294)
	Pfizer, Inc.
(8)	Exercise Price: $23.50, Notional Amount: $(18,800), Expiration Date: October 3, 2025*	(1,604)
	Philip Morris International, Inc.
(2)	Exercise Price: $165.00, Notional Amount: $(33,000), Expiration Date: October 3, 2025*	(80)
	Procter & Gamble Co.
(3)	Exercise Price: $152.50, Notional Amount: $(45,750), Expiration Date: October 3, 2025*	(565)
	QUALCOMM, Inc.
(2)	Exercise Price: $170.00, Notional Amount: $(34,000), Expiration Date: October 3, 2025*	(128)
	RTX Corp.
(3)	Exercise Price: $162.50, Notional Amount: $(48,750), Expiration Date: October 3, 2025*	(1,800)
	S&P 500 Index
(10)	Exercise Price: $5,000.01, Notional Amount: $(5,000,010), Expiration Date: October 8, 2026*	(1,920,237)
	S&P Global, Inc.
(1)	Exercise Price: $490.00, Notional Amount: $(49,000), Expiration Date: October 3, 2025*	(170)
	Salesforce, Inc.
(2)	Exercise Price: $245.00, Notional Amount: $(49,000), Expiration Date: October 3, 2025*	(163)

FT Vest Total Return Income Fund: Series A3

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Contracts		Value
	CALL OPTIONS (Continued)
	Southern Co.
(4)	Exercise Price: $94.00, Notional Amount: $(37,600), Expiration Date: October 3, 2025*	$(450)
	Starbucks Corp.
(3)	Exercise Price: $83.00, Notional Amount: $(24,900), Expiration Date: October 3, 2025*	(631)
	Target Corp.
(1)	Exercise Price: $88.00, Notional Amount: $(8,800), Expiration Date: October 3, 2025*	(232)
	Tesla, Inc.
(3)	Exercise Price: $437.50, Notional Amount: $(131,250), Expiration Date: October 3, 2025*	(4,455)
	Texas Instruments, Inc.
(1)	Exercise Price: $185.00, Notional Amount: $(18,500), Expiration Date: October 3, 2025*	(168)
	Thermo Fisher Scientific, Inc.
(1)	Exercise Price: $465.00, Notional Amount: $(46,500), Expiration Date: October 3, 2025*	(2,100)
	TJX Cos., Inc.
(1)	Exercise Price: $143.00, Notional Amount: $(14,300), Expiration Date: October 3, 2025*	(208)
	U.S. Bancorp
(2)	Exercise Price: $49.50, Notional Amount: $(9,900), Expiration Date: October 3, 2025*	(17)
	Uber Technologies, Inc.
(4)	Exercise Price: $98.00, Notional Amount: $(39,200), Expiration Date: October 3, 2025*	(554)
	Union Pacific Corp.
(1)	Exercise Price: $235.00, Notional Amount: $(23,500), Expiration Date: October 3, 2025*	(225)
	United Parcel Service, Inc. - Class B
(1)	Exercise Price: $84.00, Notional Amount: $(8,400), Expiration Date: October 3, 2025*	(67)
	UnitedHealth Group, Inc.
(2)	Exercise Price: $345.00, Notional Amount: $(69,000), Expiration Date: October 3, 2025*	(1,035)
	Verizon Communications, Inc.
(6)	Exercise Price: $43.50, Notional Amount: $(26,100), Expiration Date: October 3, 2025*	(336)
	Visa, Inc. - Class A
(3)	Exercise Price: $337.50, Notional Amount: $(101,250), Expiration Date: October 3, 2025*	(1,620)

FT Vest Total Return Income Fund: Series A3

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Contracts		Value
	CALL OPTIONS (Continued)
	Walmart, Inc.
(5)	Exercise Price: $103.00, Notional Amount: $(51,500), Expiration Date: October 3, 2025*	$(455)
	Walt Disney Co.
(2)	Exercise Price: $113.00, Notional Amount: $(22,600), Expiration Date: October 3, 2025*	(417)
	Wells Fargo & Co.
(4)	Exercise Price: $85.00, Notional Amount: $(34,000), Expiration Date: October 3, 2025*	(162)
	TOTAL CALL OPTIONS
	(Proceeds $1,441,866)	(2,022,340)

	PUT OPTIONS — (0.9)%
	S&P 500 Index
(10)	Exercise Price: $6,000.01, Notional Amount: $(6,000,010), Expiration Date: October 9, 2026*	(203,347)
	TOTAL PUT OPTIONS
	(Proceeds $464,970)	(203,347)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $1,906,836)	$(2,225,687)

ETF — Exchange-Traded Fund
PLC — Public Limited Company
REIT — Real Estate Investment Trust

* Non-income producing security.
[1] All or a portion of this security is segregated as collateral for purchased and written options contracts. The market value of the securities pledged as collateral is $2,286,704, which represents 10.63% of the total net assets of the Fund.
[2] Foreign security denominated in U.S. Dollars.
[3] The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

FT Vest Total Return Income Fund: Series A3

PORTFOLIO COMPOSITION

As of September 30, 2025 (Unaudited)

Country of Investment*	Value	Percent of Total Net Assets
Ireland	$718,138	3.3%
Switzerland	276,041	1.3%
United States	22,915,857	106.6%
Total Investments	23,910,036	111.2%
Liabilities in Excess of Other Assets	(2,405,639)	(11.2)%
Total Net Assets	$21,504,397	100.0%

*	This table does not include written options contracts. Please refer to the Schedule of Investments for information on purchased options contracts and written options contracts.

See accompanying Notes to Schedule of Investments.

FT Vest Total Return Income Fund: Series A3

SUMMARY OF INVESTMENTS

As of September 30, 2025 (Unaudited)

Security Type/Sector*	Percent of Total Net Assets
Common Stocks
Communications	11.5%
Consumer Discretionary	9.6%
Consumer Staples	5.1%
Energy	2.9%
Financials	13.4%
Health Care	8.9%
Industrials	8.2%
Materials	1.9%
Real Estate	1.6%
Technology	35.4%
Utilities	2.2%
Total Common Stocks	100.7%
Purchased Options Contracts	8.7%
Short-Term Investments	1.8%
Total Investments	111.2%
Liabilities in Excess of Other Assets	(11.2)%
Total Net Assets	100.0%

*	This table does not include written options contracts. Please refer to the Schedule of Investments for information on written options contracts.

See accompanying Notes to Schedule of Investments.

FT Vest Total Return Income Fund: Series A3

NOTES TO SCHEDULE OF INVESTMENTS

September 30, 2025 (Unaudited)

Note 1 – Valuation of Investments

UMB Fund Services, Inc., the Fund’s Administrator, calculates the Fund’s net asset value (“NAV”) as of the close of business on the last day of each month and at such other times as the Board of Trustees (the “Board”) may determine, including in connection with repurchases of Shares, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated the First Trust Capital Management L.P. (the “Investment Adviser”) as the valuation designee (“Valuation Designee”) for the Fund to perform in good faith the fair value determination relating to all Fund investments, under the Board’s oversight. The Investment Adviser carries out its designated responsibilities as Valuation Designee through its Valuation Committee. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.

The Valuation Designee may value put and call options by taking the mid price between the bid and ask price. Certain exchange-traded options, such as Flexible Exchange® Options, are typically valued using a model-based price provided by a third-party pricing service provider.

The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources.

Assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the United States. Foreign exchange rates are also determined prior to such close. On occasion, the values of securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the NAV of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by the Valuation Designee.

Note 2 – Fair Value Measurements and Disclosure

ASC 820 - Fair Value Measurements defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

FT Vest Total Return Income Fund: Series A3

NOTES TO SCHEDULE OF INVESTMENTS - Continued

September 30, 2025 (Unaudited)

Under Fair Value Measurements, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following table summarizes the Fund's investments that are measured at fair value by level within the fair value hierarchy as of September 30, 2025:

	Level 1	Level 2	Level 3**	Total
Assets
Investments
Common Stocks*	$21,660,510	$-	$-	$21,660,510
Short-Term Investments	387,436	-	-	387,436
Total Investments	22,047,946	-	-	22,047,946
Purchased Options Contracts	-	1,862,090	-	1,862,090
Total Investments and Options	$22,047,946	$1 ,862,090	$-	$23,910,036

Liabilities
Written Options Contracts	$102,103	$2,123,584	$-	$2,225,687
Total Written Options Contracts	$102,103	$2,123,584	$-	$2,225,687

*All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

** The Fund did not hold any Level 3 securities at period end.